Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Results of Operations from Oil and Gas Producing Activities (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Oil And Gas Producing Activities [line items]
Other	$ (10,482)	$ (6,212)	$ (4,110)
Pre-tax income (loss) from producing activities	(7,010)	90,144	8,703
Income tax expense / benefit	(26,369)	(51,538)	3,969
Argentina [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net sales to unaffiliated parties	1,949	3,085	521
Net intersegment sales	286,585	207,480	115,955
Total net revenues	288,534	210,565	116,476
Production costs	(164,562)	(114,381)	(69,944)
Exploration expenses	(6,045)	(5,185)	(2,279)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(124,977)	(72,044)	(45,277)
Impairment of Property, plant and equipment	(40,561)	3,265	5,032
Other	(6,569)	(2,839)	(2,706)
Pre-tax income (loss) from producing activities	(54,180)	19,381	1,302
Income tax expense / benefit	16,254	(5,814)	(456)
Results of oil and gas producing activities	(37,926)	13,567	846
Other foreign [Member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net sales to unaffiliated parties	120
Total net revenues	120
Production costs	(242)
Exploration expenses	(734)	(224)	(168)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(980)
Impairment of Property, plant and equipment		(365)
Other	(56)	(168)
Pre-tax income (loss) from producing activities	(1,892)	(757)	(168)
Income tax expense / benefit	417	227	59
Results of oil and gas producing activities	(1,475)	(530)	(109)
Worldwide [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net sales to unaffiliated parties	2,069	3,085	521
Net intersegment sales	286,585	207,480	115,955
Total net revenues	288,654	210,565	116,476
Production costs	(164,804)	(114,381)	(69,944)
Exploration expenses	(6,779)	(5,409)	(2,447)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(125,957)	(72,044)	(45,277)
Impairment of Property, plant and equipment	(40,561)	2,900	5,032
Other	(6,625)	(3,007)	(2,706)
Pre-tax income (loss) from producing activities	(56,072)	18,624	1,134
Income tax expense / benefit	16,671	(5,587)	(397)
Results of oil and gas producing activities	$ (39,401)	$ 13,037	$ 737